Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 44.9	$ 65.0	$ 78.9
Noncash revenues, expenses, gains and losses included in income:
Deferred tax expense	2.0	7.2	49.5
Amortization of deferred gains on disposal of businesses	(15.7)	(53.6)	(97.8)
Depreciation and amortization	(0.7)	(0.6)	(0.2)
Net realized (gains) losses on investments	(9.4)	1.4	(9.7)
Change in securities classified as trading	0.0	0.0	25.2
Changes in operating assets and liabilities:
Change in reinsurance recoverable	10.7	(5.4)	3.0
Change in insurance policy reserves and expenses	(55.2)	(59.8)	(91.6)
Change in other assets and other liabilities	(3.8)	(1.2)	(7.9)
Change in taxes payable	(0.6)	8.1	(6.4)
Other	(2.5)	2.8	9.7
Net cash used in operating activities	(30.3)	(36.1)	(47.3)
Sales of:
Fixed maturity securities available for sale	93.7	177.7	148.3
Equity securities	23.3	9.5
Equity securities			12.2
Other invested assets	11.7	27.3	4.9
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	43.8	32.6	44.7
Commercial mortgage loans on real estate	7.2	33.1	28.8
Purchases of:
Fixed maturity securities available for sale	(121.1)	(179.6)	(177.4)
Equity securities	(8.9)	(10.6)
Equity securities			(0.3)
Commercial mortgage loans on real estate	0.0	(8.6)	(10.5)
Other invested assets	(6.7)	(15.3)	(4.8)
Change in short-term investments	14.7	(12.8)	(3.8)
Change in policy loans	0.4	0.7	0.7
Net cash provided by investing activities	58.1	54.0	42.8
Financing activities
Cash dividends paid	(27.0)	(15.0)	(1.9)
Net cash used in financing activities	(27.0)	(15.0)	(1.9)
Change in cash and cash equivalents	0.8	2.9	(6.4)
Cash and cash equivalents at beginning of period	5.4	2.5	8.9
Cash and cash equivalents at end of period	6.2	5.4	2.5
Supplemental information:
Income taxes paid	$ 9.4	$ 4.0	$ 4.3